Asset Impairments (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended													0 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Other Investment CAD	Dec. 31, 2013 Dakota, Minnesota & Eastern Railroad - West CAD		Dec. 31, 2012 Dakota, Minnesota & Eastern Railroad - West CAD	Dec. 31, 2012 Railroad Transportation Equipment CAD		Dec. 31, 2012 Powder River Basin CAD	Dec. 31, 2013 Options CAD	Dec. 31, 2012 Options Powder River Basin CAD	Dec. 31, 2012 Construction in Progress Powder River Basin CAD	Dec. 31, 2012 Land and Land Improvements Powder River Basin CAD	Jan. 02, 2014 Subsequent Event Dakota, Minnesota & Eastern Railroad - West USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	435	265	5	435	[1]		80	[2]	180
Expected proceed from sale of subsidiary														215
Assets held for sale	222			222
Asset impairment, after tax				257			59		107
Property, plant and equipment				426
Intangible assets	2			2
Goodwill	6			6
Impairment of Long Lived Assets, Intangibles and Goodwill, Total				434
Accruals for future costs				1
Other costs associated with the acquisition						0
Option impairment (Note 15)										26	26
Asset impairment												134	20

[1]	Dakota, Minnesota & Eastern Railroad - West On January 2, 2014, the Company executed an agreement with Genesee & Wyoming Inc. ("G&W") for the sale of a portion of CP's DM&E line between Tracy, Minnesota and Rapid City, South Dakota, Colony, Wyoming and Crawford, Nebraska and connecting branch lines ("DM&E West"). The sale, which is subject to regulatory approval by the U.S. Surface Transportation Board, is expected to generate approximately US$215 million in gross proceeds, subject to closing adjustments, and is expected to close in 2014. At December 31, 2013, CP has classified DM&E West as an asset held for sale carried at CDN$222 million, being its estimated fair value less estimated direct selling costs. As a result, in the fourth quarter of 2013, the Company recorded an asset impairment charge and accruals for future costs associated with the sale totaling CDN$435 million ($257 million after-tax). The components of the asset impairment charge and charge for the accruals, which are subject to closing adjustments, that were recorded against income as "Asset impairments" are as follows: (in millions of Canadian dollars) 2013 Property, plant and equipment $ 426 Intangible assets 2 Goodwill 6 Total asset impairment charge 434 Accruals for future costs 1 Total charge $ 435
[2]	Impairment loss on locomotives In the fourth quarter of 2012, CP reached a decision to dispose of a certain series of locomotives to improve operating efficiencies, and accordingly performed an impairment test on these assets. The impairment test determined that the net book value of these locomotives exceeded their estimated fair value by $80 million. The estimated fair value represents the expected future cashflows from the disposal of these locomotives. The impairment charge of $80 million ($59 million after tax) was recorded in "Asset impairments" and charged against income.